Segment information and information by geographical area (Details 2) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Segmental Analysis [Line Items]
Net Sales From Operations	€ 75,822	€ 66,919	€ 55,762
In Italy [Member]
Disclosure Of Segmental Analysis [Line Items]
Net Sales From Operations	25,279	21,925	21,280
Other European Union [Member]
Disclosure Of Segmental Analysis [Line Items]
Net Sales From Operations	20,408	19,791	15,808
Rest of Europe [Member]
Disclosure Of Segmental Analysis [Line Items]
Net Sales From Operations	7,052	5,911	4,804
Americas [Member]
Disclosure Of Segmental Analysis [Line Items]
Net Sales From Operations	5,051	5,154	3,212
Asia [Member]
Disclosure Of Segmental Analysis [Line Items]
Net Sales From Operations	9,585	7,523	5,619
Africa [Member]
Disclosure Of Segmental Analysis [Line Items]
Net Sales From Operations	8,246	6,428	4,865
Other areas [Member]
Disclosure Of Segmental Analysis [Line Items]
Net Sales From Operations	€ 201	€ 187	€ 174